Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2010
Other Payables and Accrued Expense [Abstract]
Other Payables and Accrued Expense
(9) Other Payables and Accrued Expenses
Components of other payables and accrued expenses are as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Consideration payables on acquisition of subsidiaries	85,380	—
Business and other tax payable	17,897	34,085
Refundable deposits from employees and agents	13,354	15,177
Audit fee	11,085	10,177
Advances from third parties	20,643	11,517
Payables for addition of office equipment, furniture and fixtures	12,593	9,799
Other professional fees	5,431	2,423
Insurance compensation claim payable to customers	3,575	2,307
Others	12,181	7,975

Total	182,139	93,460

Other payables and accrued expenses are unsecured, interest-free and repayable on demand.